Annual Total Returns - Fidelity® SAI U.S. Treasury Bond Index Fund [BarChart] - 02.28 Fidelity SAI U.S. Treasury Bond Index Fund PRO-08 - Fidelity® SAI U.S. Treasury Bond Index Fund	Apr. 29, 2021
Bar Chart Table:
Annual Return, Inception Date	Mar. 01, 2016
Fidelity SAI U.S. Treasury Bond Index Fund-Default
Bar Chart Table:
Annual Return 2017	2.27%
Annual Return 2018	0.95%
Annual Return 2019	6.64%
Annual Return 2020	7.98%